UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Municipal Income Fund

January 31, 2016

HIM-QTLY-0316
1.813061.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Alabama - 0.3%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	600,000	628,062
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,117,430
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,122,750

TOTAL ALABAMA		2,868,242

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35 (b)	2,000,000	2,273,800
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,106,440
5.25% 10/1/20 (FSA Insured)	1,600,000	1,833,264
5.25% 10/1/21 (FSA Insured)	850,000	971,618
5.25% 10/1/26 (FSA Insured)	500,000	568,650
5.25% 10/1/28 (FSA Insured)	1,600,000	1,814,160
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,473,558
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,370,736
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	441,084
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	789,418
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,085,730
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,159,703
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	596,795
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	123,776
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,252,780
5.25% 12/1/22	1,500,000	1,790,625
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	232,636

TOTAL ARIZONA		18,610,973

California - 14.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,838,864
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,644,230
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	3,800,000	4,049,394
Series 2006:
5% 9/1/33	525,000	537,248
5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	970,000	996,239
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	190,000	195,140
Series 2007, 5.625% 5/1/20	20,000	20,079
5% 11/1/24	2,400,000	2,586,024
5% 9/1/27 (Pre-Refunded to 9/1/16 @ 100)	655,000	672,718
5% 9/1/31 (Pre-Refunded to 9/1/16 @ 100)	1,500,000	1,539,690
5% 9/1/32 (Pre-Refunded to 9/1/16 @ 100)	1,600,000	1,642,336
5% 9/1/35	80,000	81,843
5.25% 12/1/33	20,000	20,071
5.25% 4/1/35	2,200,000	2,625,128
5.25% 3/1/38	3,900,000	4,244,175
5.25% 11/1/40	700,000	818,013
5.5% 8/1/27	2,100,000	2,342,718
5.5% 8/1/29	2,800,000	3,121,412
5.5% 8/1/30	2,000,000	2,227,480
5.5% 3/1/40	1,000,000	1,161,940
5.6% 3/1/36	400,000	468,960
6% 3/1/33	4,250,000	5,078,155
6% 4/1/38	5,300,000	6,127,860
6% 11/1/39	11,700,000	13,853,970
6.5% 4/1/33	3,850,000	4,523,019
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,307,240
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,032,185
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	28,716
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,581,333
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,464,358
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,991,150
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,904,816
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,712,976
5% 11/1/21	1,760,000	1,884,274
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,044,870
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,969,501
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,169,900
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	785,662
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,853,010
Series 2009 G1, 5.75% 10/1/30	600,000	693,048
Series 2009 I:
6.125% 11/1/29	400,000	469,984
6.375% 11/1/34	1,000,000	1,189,720
Series 2010 A, 5.75% 3/1/30	1,000,000	1,159,320
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,893,136
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,104,780
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,151,550
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,729,268
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	890,000	1,023,901
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,110,000	1,290,064
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,119,260
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,057,650
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,912,025
Oakland Unified School District Alameda County:
Series 2009 A, 6.25% 8/1/18	1,815,000	2,042,456
Series 2015 A, 5% 8/1/29 (FSA Insured)	1,395,000	1,680,278
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	566,970
Series B, 0% 8/1/39	3,700,000	1,493,135
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,176,710
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	582,616
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,679,006
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,125,750
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,599,872
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,894,053
Series 2008 E:
0% 7/1/47 (a)	1,300,000	724,906
0% 7/1/49	4,600,000	1,166,514
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	2,200,000	2,467,916
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,100,000	1,248,643
San Marcos Unified School District Series 2010 B, 0% 8/1/47	11,900,000	3,167,780
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	936,710
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,285
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,754,230
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	931,760
Univ. of California Revs. Series O:
5.25% 5/15/39	420,000	469,405
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	91,121
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,185,410
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,178,012
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	776,258
Series 2012, 5% 8/1/26	2,000,000	2,391,960

TOTAL CALIFORNIA		151,362,159

Colorado - 0.7%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,132,260
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,240,946
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,184,840
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,362,585
Series 2010 C, 5.25% 9/1/25	1,000,000	1,120,530

TOTAL COLORADO		7,041,161

Connecticut - 0.3%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	2,795,000	2,835,332
Delaware - 0.5%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	5,000,000	5,630,400
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,860,000	2,222,942
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	553,435
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,313,260
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,757,932
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,594,200
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,977,378

TOTAL DISTRICT OF COLUMBIA		11,419,147

Florida - 11.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	917,625
Broward County Arpt. Sys. Rev. Series A:
5% 10/1/28 (d)	500,000	595,330
5% 10/1/31 (d)	1,000,000	1,170,280
5% 10/1/32 (d)	400,000	465,192
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	4,400,000	5,219,588
Series 2015 A:
5% 7/1/24	325,000	400,130
5% 7/1/26	1,200,000	1,476,168
5% 7/1/27	1,000,000	1,221,610
Series 2015 B, 5% 7/1/24	815,000	1,003,404
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,675,815
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,156,570
Series 2012 A1, 5% 6/1/21	1,500,000	1,773,735
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,013,888
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/28	2,060,000	2,485,617
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	852,416
Series A, 5.5% 6/1/38	400,000	442,860
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,145,820
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,113,340
Series 2015 C, 5% 10/1/40	1,000,000	1,093,690
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	705,990
Series 2009 A, 6.25% 10/1/31	500,000	587,805
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	215,760
5% 6/1/24	275,000	320,317
5% 6/1/26	250,000	290,410
5% 6/1/46	425,000	460,203
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,313,780
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,039,421
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,361,146
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	921,978
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,249,280
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,203,480
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	701,796
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,203,332
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,712,700
5.5% 10/1/30	1,000,000	1,177,430
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,256,193
5% 10/1/22 (d)	1,000,000	1,201,390
5% 10/1/31 (d)	1,500,000	1,699,215
Series 2014 A:
5% 10/1/28 (d)	1,000,000	1,179,920
5% 10/1/36 (d)	3,100,000	3,509,045
5% 10/1/37	1,825,000	2,110,558
Series 2015 A, 5% 10/1/35 (d)	2,100,000	2,383,878
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	914,730
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	559,245
Series 2014 B, 5% 7/1/28	1,000,000	1,189,400
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,180,540
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	932,919
5% 5/1/29	4,075,000	4,807,848
Series 2015 B:
5% 5/1/27	4,650,000	5,561,633
5% 5/1/28	2,530,000	2,996,330
Series 2016 A, 5% 5/1/30 (b)	3,620,000	4,303,565
Series 2016 B, 5% 8/1/26 (b)	1,595,000	1,962,727
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	341,499
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,953,120
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	656,208
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,691,280
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,135,057
Series 2012 A, 5% 10/1/42	2,350,000	2,492,880
Series 2012 B, 5% 10/1/42	1,000,000	1,060,800
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,500,000	1,825,095
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	610,685
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	562,370
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,419,240
5% 8/1/25	800,000	1,002,672
Series 2015 D:
5% 8/1/28	680,000	833,843
5% 8/1/29	2,330,000	2,830,577
5% 8/1/30	2,405,000	2,896,823
5% 8/1/31	2,415,000	2,893,122
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27 (b)	1,500,000	1,881,510
5% 10/1/29 (b)	1,000,000	1,235,890
5% 10/1/32 (b)	1,165,000	1,410,559
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,567,468
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41(b)	1,100,000	1,229,371
Series 2015 A:
4% 12/1/35	600,000	602,760
5% 12/1/40	300,000	334,272
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	483,513
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured) (b)	1,000,000	1,216,540
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	413,981

TOTAL FLORIDA		122,018,177

Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,562,050
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,187,890
5% 11/1/28	1,000,000	1,229,270
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,438,626
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,021,174
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,671,012
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,549,310
6.125% 9/1/40	1,605,000	1,750,525
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,672,664
Series GG, 5% 1/1/23	800,000	979,040
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,102,097
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,823,950
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	1,300,000	1,446,120
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	919,400
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,873,156
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,132,084

TOTAL GEORGIA		30,358,368

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	5,370,000	6,024,710
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	1,200,000	1,398,696

TOTAL HAWAII		7,423,406

Idaho - 0.6%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26 (Pre-Refunded to 9/15/18 @ 100)	1,415,000	1,592,215
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,363,164
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	460,220
Series 2015 ID, 5.5% 12/1/26	1,540,000	1,976,883
5% 12/1/24	1,000,000	1,248,060

TOTAL IDAHO		6,640,542

Illinois - 18.5%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,263,912
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	894,050
Series 2008 C:
5.25% 12/1/23	360,000	315,954
5.25% 12/1/24	245,000	211,844
Series 2009 D, 4% 12/1/16 (Assured Guaranty Corp. Insured)	235,000	239,127
Series 2010 F, 5% 12/1/20	195,000	183,181
Series 2011 A:
5% 12/1/41	1,355,000	1,041,128
5.25% 12/1/41	605,000	478,071
Series 2012 A, 5% 12/1/42	525,000	401,725
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,367,245
Series 2008 A, 5.25% 1/1/21	1,160,000	1,195,009
Series 2009 A, 5% 1/1/22	305,000	314,928
Series 2012 A, 5% 1/1/33	875,000	850,640
Series 2012 C, 5% 1/1/23	770,000	799,060
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,764
5% 1/1/34	2,000,000	1,924,340
5% 1/1/35	1,650,000	1,585,535
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (d)	4,200,000	4,762,254
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,455,173
Series 2011 C, 6.5% 1/1/41	2,335,000	2,805,946
Series 2013 D, 5% 1/1/27	2,200,000	2,602,182
Chicago Park District Gen. Oblig.:
Series 2013 A:
5.5% 1/1/33	500,000	573,400
5.75% 1/1/38	1,000,000	1,144,620
Series 2014 C, 5% 1/1/25	1,740,000	1,965,104
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,551,050
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	689,769
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	417,259
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,147,360
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,056,790
Series 2010 A, 5.25% 11/15/33	3,250,000	3,422,185
Series 2012 C:
5% 11/15/24	1,700,000	1,888,462
5% 11/15/25 (FSA Insured)	2,600,000	2,864,888
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006, 5.5% 5/1/23	985,000	995,254
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,804,032
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,148,510
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,344,912
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,413,607
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,590,658
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,725,041
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,100,110
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,682,857
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,809,800
5.375% 5/15/30	1,110,000	1,270,384
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,105,216
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,766,550
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,701,777
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,238,349
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	376,331
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,239,766
Series 2008 A:
5.625% 1/1/37	5,115,000	5,434,074
6.25% 2/1/33 (AMBAC Insured)	150,000	163,980
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,556,433
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	96,060
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,434,450
Series 2010 A:
5.5% 8/15/24	545,000	609,354
5.75% 8/15/29	360,000	399,798
Series 2012 A:
5% 5/15/20	500,000	568,980
5% 5/15/23	300,000	353,466
Series 2012:
4% 9/1/32	1,315,000	1,332,437
5% 9/1/32	1,900,000	2,108,506
5% 9/1/38	2,300,000	2,519,466
5% 11/15/43	820,000	882,878
Series 2013:
5% 11/15/24	500,000	582,275
5% 11/15/27	100,000	113,568
5% 5/15/43	1,700,000	1,765,756
Series 2015 A, 5% 11/15/45	455,000	509,104
5% 11/15/21	600,000	712,974
5% 8/15/35	1,035,000	1,167,966
5% 8/15/44	5,600,000	6,181,224
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,084,710
5.5% 1/1/31	1,000,000	1,183,330
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	550,010
5% 1/1/23 (FSA Insured)	1,300,000	1,421,368
Series 2012 A, 5% 1/1/33	800,000	846,896
Series 2012:
5% 8/1/19	465,000	510,868
5% 8/1/21	400,000	452,796
5% 3/1/23	1,000,000	1,113,280
5% 8/1/23	700,000	793,842
5% 3/1/36	1,000,000	1,050,700
Series 2013 A, 5% 4/1/35	300,000	318,504
Series 2013, 5% 1/1/22	2,175,000	2,372,969
Series 2014:
5% 2/1/22	1,000,000	1,133,010
5% 4/1/28	200,000	220,680
5% 5/1/32	500,000	539,160
5.25% 2/1/29	1,600,000	1,793,792
5% 2/1/26	415,000	463,294
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,164,860
5.25% 5/15/32 (FSA Insured)	360,000	389,675
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	21,364,176
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	2,300,000	2,636,076
Series 2015 B, 5% 1/1/40	1,300,000	1,502,150
Series 2016 A, 5% 12/1/32	2,400,000	2,865,624
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,832,480
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	881,099
0% 12/1/17 (Escrowed to Maturity)	95,000	93,386
6.5% 1/1/20 (AMBAC Insured)	385,000	460,606
6.5% 1/1/20 (Escrowed to Maturity)	650,000	785,109
6.5% 1/1/20 (Escrowed to Maturity)	65,000	78,511
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	759,584
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,610,168
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	645,048
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,428,226
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	792,620
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,217,683
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	434,581
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,457,701
0% 6/15/44 (FSA Insured)	4,700,000	1,220,496
0% 6/15/45 (FSA Insured)	2,600,000	641,992
0% 6/15/47 (FSA Insured)	2,040,000	452,370
Series 2012 B, 0% 12/15/51	2,900,000	477,398
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,048,508
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,279,617
0% 6/15/16	1,615,000	1,607,280
0% 6/15/16 (Escrowed to Maturity)	265,000	264,526
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,070,700
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	425,000	454,759
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,464,976
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,380,383
Series 2010 A:
5% 4/1/25	1,000,000	1,130,720
5.25% 4/1/30	1,000,000	1,139,420
Series 2013:
6% 10/1/42	900,000	1,055,286
6.25% 10/1/38	900,000	1,047,915
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	825,000	817,748
0% 11/1/19 (Escrowed to Maturity)	790,000	753,984
0% 11/1/19 (FSA Insured)	5,085,000	4,744,407

TOTAL ILLINOIS		200,533,915

Indiana - 2.8%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,460,646
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,115,510
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,231,280
Series 2012:
5% 3/1/30	675,000	759,058
5% 3/1/41	1,290,000	1,400,231
Series 2015 A, 5.25% 2/1/32	1,040,000	1,257,890
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	481,116
Series 2015 A:
5% 10/1/28	1,000,000	1,203,940
5% 10/1/45	4,340,000	4,919,650
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	989,060
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,470
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,800,473
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,220,591
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	746,414
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	3,121,322

TOTAL INDIANA		30,741,651

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,357,320
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,177,001
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	786,376
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X, 4% 11/15/18 (Escrowed to Maturity)	300,000	324,639
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,311,491
Series 2016 A:
5% 9/1/40 (b)	1,000,000	1,153,400
5% 9/1/45 (b)	1,800,000	2,060,118

TOTAL KANSAS		8,813,025

Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,116,070
Series 2010 A, 6% 6/1/30	315,000	358,558
Series 2015 A:
4.5% 6/1/46	520,000	527,696
5.25% 6/1/50	3,165,000	3,391,329
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,055,850
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	583,850
5.75% 10/1/38	1,355,000	1,590,065

TOTAL KENTUCKY		8,623,418

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,437,175
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	476,788
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B, 5% 1/1/30 (d)	1,000,000	1,157,040
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,672,505
New Orleans Gen. Oblig. Series 2012, 5% 12/1/23	2,250,000	2,682,563
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,390,788

TOTAL LOUISIANA		8,816,859

Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,212,761
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	788,161

TOTAL MAINE		2,000,922

Maryland - 0.5%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	357,575
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	212,343
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,077,003
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,101,750
Series 2010, 5.125% 7/1/39	900,000	981,702
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	255,000	270,705
Series 2010, 5.625% 7/1/30	500,000	537,980
Series 2015, 5% 7/1/40	1,000,000	1,100,820

TOTAL MARYLAND		5,639,878

Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,598,996
Series 2011 I, 6.75% 1/1/36	1,000,000	1,177,020
Series 2015 D, 5% 7/1/44	890,000	983,450
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,075,880

TOTAL MASSACHUSETTS		4,835,346

Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	549,005
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,819,152
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,172,360
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	588,755
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,198,604
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/30	5,000,000	6,056,200
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,338,359
5% 6/1/21 (Escrowed to Maturity)	350,000	419,038
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	611,680
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,345,696
Series 2012, 5% 11/15/42	2,175,000	2,374,491
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,108,390
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,297,677
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	502,856
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	91,463
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	712,452

TOTAL MICHIGAN		23,186,178

Minnesota - 0.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,703,819
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	944,245
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	177,878
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	26,611
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,856,576

TOTAL MINNESOTA		4,709,129

Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	203,046
3.25% 2/1/28	200,000	203,276
4% 2/1/40	100,000	101,741
5% 2/1/29	1,240,000	1,462,654
5% 2/1/36	400,000	455,040
5% 2/1/45	600,000	667,044

TOTAL MISSOURI		3,092,801

Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.778% 12/1/17 (c)	1,100,000	1,088,032
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	800,184
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26	1,225,000	1,317,855
Series 2016 A, 5% 1/1/41 (b)	2,000,000	2,316,060
Series 2016 B, 5% 1/1/40 (b)	1,130,000	1,311,704

TOTAL NEBRASKA		6,833,835

Nevada - 0.1%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,141,810
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	2,029,470
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,160,489
Series 2012:
4% 7/1/32	400,000	402,012
5% 7/1/27	500,000	549,955

TOTAL NEW HAMPSHIRE		4,141,926

New Jersey - 2.7%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,085,540
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,097,280
Series 2013 NN, 5% 3/1/27	11,810,000	12,834,636
Series 2013:
5% 3/1/23	2,200,000	2,448,974
5% 3/1/24	3,000,000	3,323,490
5% 3/1/25	300,000	327,987
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	27,980
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,883,294
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	454,132
Series 2014 AA, 5% 6/15/23	5,250,000	5,876,588

TOTAL NEW JERSEY		29,359,901

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,284,840
New York - 8.6%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,118,095
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	75,000	75,284
New York City Gen. Oblig.:
Series 2007 D1, 5.125% 12/1/22	990,000	1,069,408
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,661,070
Series 2009 I1, 5.625% 4/1/29	600,000	686,532
Series 2012 A1, 5% 8/1/24	1,300,000	1,543,646
Series 2012 E, 5% 8/1/24	5,000,000	5,983,800
Series 2012 G1, 5% 4/1/25	2,500,000	2,998,400
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	646,698
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,558,313
Series 2009 CC, 5% 6/15/34	2,100,000	2,287,173
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,435,060
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,691,920
Series 2013 CC, 5% 6/15/47	4,000,000	4,596,320
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,109,670
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,790,275
5.25% 1/15/39	1,000,000	1,112,720
Series 2009 S4:
5.5% 1/15/39	850,000	957,466
5.75% 1/15/39	1,600,000	1,813,872
Series 2015 S1, 5% 7/15/43	5,000,000	5,775,500
Series 2015 S2, 5% 7/15/35	1,770,000	2,107,521
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,884,160
5% 2/15/34	1,100,000	1,217,194
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	95,000	100,121
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,583,800
Series 2009 B, 5% 11/15/34	1,200,000	1,358,616
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,192,904
Series 2008 A, 5.25% 11/15/36	3,700,000	3,971,062
Series 2008 C, 6.5% 11/15/28	1,000,000	1,151,480
Series 2010 D, 5.25% 11/15/40	1,400,000	1,622,474
Series 2012 D, 5% 11/15/25	4,600,000	5,588,264
Series 2014 B, 5% 11/15/44	1,500,000	1,700,865
Series 2015 A1, 5% 11/15/45	2,600,000	2,993,484
Series 2015 D1, 5% 11/15/29	5,000,000	6,093,250
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,260,956
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	1,928,709
5% 6/1/21	800,000	812,088
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,185,540

TOTAL NEW YORK		93,663,710

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	870,960
5% 11/1/30 (FSA Insured)	1,275,000	1,392,351
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,200,000	2,465,342
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,813,248
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,098,120

TOTAL NORTH CAROLINA		7,640,021

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	812,483
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,476,203

TOTAL NORTH DAKOTA		3,288,686

Ohio - 1.3%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,384,300
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	811,232
5% 6/1/17	925,000	974,173
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	803,136
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	463,024
5.75% 8/15/38	165,000	181,457
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	936,878
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,483,872
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,063,340
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	429,584
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	906,178
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,522,290
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,560,790

TOTAL OHIO		14,520,254

Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	830,193
5% 10/1/39	150,000	170,013
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,865,000	3,196,652
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,962,351
Series 2012, 5% 2/15/21	400,000	470,388
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,496,178
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,560,435

TOTAL OKLAHOMA		9,686,210

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,150,040
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,238,578
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	586,585
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	439,824
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	997,048
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	702,966
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,176,158
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,335,861
Series 2015, 5% 3/15/33	850,000	999,515
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,725,080
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Ninth Series, 5.25% 8/1/40	800,000	887,944
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,449,300

TOTAL PENNSYLVANIA		17,538,859

South Carolina - 4.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20 (b)	735,000	804,950
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,074,340
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,666,448
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,605,646
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,004,120
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	5,000,000	5,631,200
Series 2012 B, 5% 12/1/20	2,500,000	2,937,850
Series 2013 E, 5.5% 12/1/53	6,100,000	6,924,232
Series 2014 A:
5% 12/1/49	3,640,000	4,036,869
5.5% 12/1/54	2,500,000	2,840,950
Series 2014 C, 5% 12/1/46	700,000	785,897
Series 2015 A, 5% 12/1/50	7,245,000	8,078,755
Series 2015 C, 5% 12/1/19	8,000,000	9,166,240
Series 2015 E, 5.25% 12/1/55	1,100,000	1,249,061
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,089,445

TOTAL SOUTH CAROLINA		48,896,003

Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/16	1,500,000	1,553,625
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	292,680
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	802,781
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,815,848
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,869,776
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	408,664

TOTAL TENNESSEE		6,743,374

Texas - 8.1%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (d)	500,000	588,090
5% 11/15/39 (d)	1,700,000	1,902,215
5% 11/15/44 (d)	4,690,000	5,202,805
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,115,320
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,300,000	1,539,876
5% 1/1/31	475,000	551,955
5% 1/1/45	1,000,000	1,125,340
Comal Independent School District 5.25% 2/1/23	35,000	37,995
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,923,408
5.25% 7/15/18 (FSA Insured)	1,000,000	1,064,920
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,033,620
Series 2012 D, 5% 11/1/42 (d)	400,000	433,992
Series 2012 H, 5% 11/1/42 (d)	1,000,000	1,084,980
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	333,729
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,348,428
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	244,026
5.25% 10/1/51	8,500,000	9,681,415
5.5% 4/1/53	1,000,000	1,105,720
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,573,440
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	845,240
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,439,313
Series 2012 A, 5% 7/1/23 (d)	600,000	706,212
Lewisville Independent School District 0% 8/15/19	2,340,000	2,252,624
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/26 (d)	1,000,000	1,209,210
5% 11/1/28 (d)	3,325,000	3,966,825
Mansfield Independent School District 5.5% 2/15/17	25,000	25,097
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,373,416
Series 2009 A, 6.25% 1/1/39	1,800,000	2,048,148
Series 2011 A:
5.5% 9/1/41	2,300,000	2,734,861
6% 9/1/41	1,200,000	1,471,308
Series 2011 D, 5% 9/1/28	2,300,000	2,711,631
Series 2014 A, 5% 1/1/25	1,000,000	1,210,350
Series 2015 B, 5% 1/1/40	2,000,000	2,272,000
6% 1/1/24	230,000	250,840
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,644,328
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,081,900
Series 2012, 5.25% 2/1/25	800,000	1,026,720
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,394,340
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	513,755
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	541,714
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	699,713
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	2,065,000	2,393,232
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	81,701
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	725,000	789,779
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	1,265,000	1,255,057
0% 9/1/16 (Escrowed to Maturity)	535,000	533,491
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,449,684
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,967,384
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,705,552
Univ. of Texas Board of Regents Sys. Rev. 4.75% 8/15/27	590,000	613,122
Waller Independent School District:
5.5% 2/15/28 (Pre-Refunded to 2/15/18 @ 100)	1,670,000	1,831,907
5.5% 2/15/37	2,100,000	2,286,165

TOTAL TEXAS		87,217,893

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	983,994
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,324,932

TOTAL UTAH		2,308,926

Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	2,600,000	2,860,884
Virginia - 0.4%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,409,075
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,184,640
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	581,070
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,127,360

TOTAL VIRGINIA		4,302,145

Washington - 1.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	987,490
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,190,200
King County Swr. Rev. Series 2009, 5.25% 1/1/42	1,000,000	1,110,950
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	669,329
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,773,855
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,157,496
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,192,068
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,383,400
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,174,300
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,616,652
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,632,736
Series 2015, 5% 1/1/27	700,000	824,082

TOTAL WASHINGTON		19,712,558

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,111,120
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,253,164

TOTAL WEST VIRGINIA		2,364,284

Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	510,000	508,715
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	565,395
5.75% 7/1/30	500,000	580,385
Series 2013 B, 5% 7/1/36	925,000	1,040,551
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,001,720
Series 2012:
5% 6/1/27	300,000	347,247
5% 6/1/39	490,000	533,404

TOTAL WISCONSIN		4,577,417

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,943,882
TOTAL MUNICIPAL BONDS
(Cost $962,772,373)		1,043,009,607

Municipal Notes - 0.2%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,559,754)	1,500,000	1,577,115
TOTAL INVESTMENT PORTFOLIO - 96.4%
(Cost $964,332,127)		1,044,586,722
NET OTHER ASSETS (LIABILITIES) - 3.6%		39,426,002
NET ASSETS - 100%		$1,084,012,724

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $963,950,941. Net unrealized appreciation aggregated $80,635,781 of which $82,008,942 related to appreciated investment securities and $1,373,161 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016